DEBT - Accretion and interest expense, excluding debt issuance cost amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Accretion expense	$ 681	$ 556
Debt issuance cost amortization	161	93
Interest paid	1,451	760
Convertible Debt
Debt Instrument [Line Items]
Accretion expense	381	381
Interest paid	221	304
Centurion debenture
Debt Instrument [Line Items]
Accretion expense	300	175
Debt issuance cost amortization	161	93
Interest paid	$ 1,230	$ 456